Share Capital (Details 4) (Options To Employees and Directors [Member], CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Options To Employees and Directors [Member]
Number of Warrants, Nonvested, beginning of period	473,336	697,678
Options for Shares, Granted	325,000	155,000
Options for Shares, Vested	(239,173)	(337,675)
Options for Shares, Forfeited	(2,500)	(1,667)
Number of Warrants, Nonvested, end of period	556,663	473,336
Weighted Average Exercise Price, Nonvested, beginning of period	12.17	9.48
Weighted Average Price, Granted	5.88	12.96
Weighted Average Price, Vested	11.51	7.53
Weighted Average Price, Forfeited	8.80	8.80
Weighted Average Exercise Price, Nonvested, end of period	8.80	12.17